GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill is comprised of the following amounts	Goodwill is comprised of the following amounts as of September 30, 2021 and June 30, 2021:	Goodwill is comprised of the following amounts:
GOODWILL
	September 30,	June 30,
	2021	2021

Goodwill - Original Sprout	$416,817	$416,817
Goodwill - Gourmet Foods	275,311	275,311
Goodwill - Brigadier	351,345	351,345
Total	$1,043,473	$1,043,473

	As of June 30, 2021	As of June 30, 2020

Goodwill - Original Sprout	$416,817	$416,817
Goodwill - Gourmet Foods (1)	275,311	147,628
Goodwill - Brigadier	351,345	351,345
Total	$1,043,473	$915,790